Fair Value Measurements (Details) - Schedule of fair value measurements inputs at their measurement - $ / shares		1 Months Ended		6 Months Ended
	Apr. 13, 2021	Mar. 31, 2021	Mar. 25, 2021	Jun. 30, 2021
Schedule of fair value measurements inputs at their measurement [Abstract]
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock Price	$ 9.68	$ 9.63	$ 9.72	$ 10.29
Option term (in years)	6 years 5 months 12 days	6 years 7 months 28 days	6 years 8 months 1 day	6 years 2 months 26 days
Volatility	20.00%	20.00%	20.00%	30.00%
Risk-free interest rate	1.16%	1.32%	1.21%	1.08%